ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS (Tables)	12 Months Ended
Dec. 31, 2020
Insurance [Abstract]
Financial Services, Insurance, Life Actuarial Analysis
A. General Account:

(1) Subject to discretionary withdrawal, surrender values, or policy loans:
	General Account
	Account Value	Cash Value	Reserve
a. Term Policies with Cash Value	—	—	—
b. Universal Life	$385.0	$385.0	$395.6
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	1,685.9	1,280.3	1,474.0
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	98.9	98.9	99.2
i. Variable Universal Life	149.6	132.7	152.5
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values:
a. Term Policies without Cash Value	XXX	XXX	310.0
b. Accidental Death Benefits	XXX	XXX	—
c. Disability – Active Lives	XXX	XXX	50.0
d. Disability – Disabled Lives	XXX	XXX	18.4
e. Miscellaneous Reserves	XXX	XXX	288.4
(3) Total (gross: direct + assumed)	$2,319.4	$1,896.9	$2,788.1
(4) Reinsurance Ceded	28.0	28.0	890.6
(5) Total (net) (3) - (4)	$2,291.4	$1,868.9	$1,897.5

B. Separate Account with Guarantees:

(1) Subject to discretionary withdrawal, surrender values, or policy loans:
General Account
	Account Value	Cash Value	Reserve
a. Term Policies with Cash Value	—	—	—
b. Universal Life	—	—	—
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	$47.6	$37.8	$39.2
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values:
a. Term Policies without Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability – Active Lives	XXX	XXX	—
d. Disability – Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
(3) Total (gross: direct + assumed)	$47.6	$37.8	$39.2
(4) Reinsurance Ceded
(5) Total (net) (3) - (4)	$47.6	$37.8	$39.2
C. Separate Account Nonguaranteed:

(1) Subject to discretionary withdrawal, surrender values, or policy loans:
General Account
	Account Value	Cash Value	Reserve
a. Term Policies with Cash Value	—	—	—
b. Universal Life	—	—	—
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	$2,379.8	$2,089.0	$2,146.2
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values:
a. Term Policies without Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability – Active Lives	XXX	XXX	—
d. Disability – Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
(3) Total (gross: direct + assumed)	$2,379.8	$2,089.0	$2,146.2
(4) Reinsurance Ceded	—	—
(5) Total (net) (3) - (4)	$2,379.8	$2,089.0	$2,146.2